Income Taxes (Tables) - Unite Acquisition 1 Corp. [Member]	12 Months Ended
Dec. 31, 2024
Income Taxes [Line Items]
Schedule of Reconciliation of Income Tax Benefit at the Statutory Federal Income Tax Rate and Income Taxes

A reconciliation of income tax benefit at the statutory federal income tax rate and income taxes as reflected in the financial statements is as follows:

	Years Ended December 31,
	2024	2023

Statutory federal income taxes	21.00%	21.00%
Statutory state income taxes	10.24	13.55
Change in valuation allowance	(31.28)	(34.69)
Total provision	(0.04)%	(0.14)%

Schedule of Deferred Tax Assets for Federal Income Taxes

Significant components of the Company’s deferred tax assets for federal income taxes consisted of the following:

	December 31,
	2024	2023

Deferred tax assets
Accrued advisory fees	$-	$3,127
Accrued officer compensation	-	6,879
Net operating loss carryforwards – State and Federal	85,817	25,424
Gross deferred tax assets	85,817	35,430
Valuation allowance	(85,817)	(35,430)
Deferred tax assets, net of valuation allowance	$-	$-